Earnout Liability - Schedule of Fair Value Measurement is Estimated Utilizing Level 3 Inputs (Details) - Fair Value, Inputs, Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Fair Value Measurement is Estimated Utilizing Level 3 Inputs [Line Items]
Fair value at the beginning of the year
Initial recognition of earnout liability	(2,036)
Change in fair value of earnout liability	(377)
Fair value at the end of the year	$ (2,413)